Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	The Period From July 31, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	2,079,787	3,817,819

Basic and diluted net loss per common stock	$(0.50)	$(0.50)

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021		For the Period From July 31, 2020 (Inception) through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock:
Numerator:
Allocation of net income (loss)	$1,532,738	$383,185	$(2,929,489)	$(732,372)	$—	$(53,239)
Denominator:
Basic and diluted weighted average common shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500	—	3,750,000

Basic and diluted net income (loss) per common stock	$0.09	$0.09	$(0.17)	$(0.17)	$—	$(0.01)